Summary of Significant Accounting Policies - Advertising Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 28, 2024	Apr. 30, 2023
Advertising Expense [Line Items]
Advertising expense	$ 5,868	$ 3,648
General and Administrative Expense [Member]
Advertising Expense [Line Items]
Advertising expense	4,958	3,044
Pre-Opening Expense [Member]
Advertising Expense [Line Items]
Advertising expense	$ 910	$ 604